Related-Party Balances and Transactions	12 Months Ended
Jun. 30, 2026
Related-Party Balances and Transactions [Abstract]
Related-party Balances and Transactions

(24) Related-party Balances and Transactions

The principal related-party balances as of June 30, 2025 and 2026, and transactions for the fiscal years ended June 30, 2024, 2025 and 2026 are as follows:

The following is a list of the related parties with whom the Group conducted significant transactions, and their relationship with the Group:

Related parties	Relationship
AIFU Inc. and its subsidiary	Former subsidiary, deconsolidated in December 2025
Qingdao Huiju Laixi Intelligent Technology Co., Ltd.	Equity-method investee
Qingdao Zhiyun Zhongxin New Energy Technology Co., Ltd.	An affiliate company controlled by Mr. Guotao Liu, the Company’s co-chief executive officer
Qingdao Jiutian Lanyue New Energy Technology Co., Ltd.	An affiliate company controlled by Mr. Guotao Liu, the Company’s co-chief executive officer
Yanbense Food Technology (Shenzhen) Co., Ltd.	A 40%-owned affiliate of Group

Related party transactions:

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Sales of products
Qingdao Huiju Laixi Intelligent Technology Co., Ltd.	-	-	1,204

Leases from Qingdao Jiutian Lanyue New Energy Technology Co., Ltd.

The Group lease manufacturing plants from Qingdao Jiutian Lanyue New Energy Technology Co., Ltd.

As of June 30, 2026, the operating lease right-of-use assets and corresponding operating lease liabilities of leases of the Group from related party was RMB221 and RMB118.

During the fiscal years ended June 30, 2025 and June 30,2026, the Group incurred operating lease expenses in leases from related party of nil and RMB82, respectively.

Related-party Balances:

	As of June 30,
	2025	2026
	RMB	RMB
Amount due from related parties
Yanbense Food Technology (Shenzhen) Co., Ltd.(i)	-	70
Total	-	70

(i)	Amount represents unsecured, interest-free loans to related parties, which are repayable on demand. The amount due from Yanbense Food Technology (Shenzhen) Co., Ltd. is expected to be settled within one year.

	As of June 30,
	2025	2026
	RMB	RMB
Amount due to related parties
AIFU Inc. and its subsidiary (i)	-	13,597
Qingdao Zhiyun Zhongxin New Energy Technology Co., Ltd.		71
Total	-	13,668

(i)	Amount represents unsecured, interest-free loans from related parties, which are repayable on demand. The loans were provided to supplement the Group’s working capital. The loans are expected to be settled within one year.